Asset retirement obligation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Asset retirement obligation
Asset retirement obligation at the beginning	$ 162	$ 162	$ 0
Accretion		18
Addition		6,243	162
Cumulative translation adjustment		124
Asset retirement obligation at the end	$ 6,547	$ 6,547	$ 162